Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Efficient Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
T. Rowe Price Tax-Efficient Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE Tax-Efficient Equity Fund Investor Class I Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to buy, and hold for the long-term, stocks of attractively valued, high-quality growth companies. Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects.

The fund typically uses a growth approach in selecting investments by looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; strong management; attractive business niches; and a sustainable competitive advantage. Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. We will typically limit holdings of high-yielding stocks, but the payment of dividends—even above-average dividends—does not disqualify a stock from consideration. Most holdings are expected to have relatively low dividend yields. The fund typically invests in stocks of large-cap and mid-cap companies (although companies of any size may be purchased) and may invest a significant portion of its assets in the information technology sector.

The fund’s goal is to generate competitive pre-tax performance and to outperform on an after-tax basis over a full market cycle. In an effort to achieve strong after-tax returns, the fund seeks to avoid realizing capital gain distributions by limiting sales of existing holdings and not rotating from one sector to another in an attempt to capture short-term outperformance. However, taxable gains may be realized in order to satisfy redemption requests or when we believe the benefits of continuing to hold a security outweighs tax considerations. As appropriate, we may attempt to use losses from sales of securities that have declined to offset future gains that would otherwise be taxable.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

		While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Market capitalization risks The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform when compared to other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. In addition, the fund’s attempts at investing in a tax-efficient manner could cause it to underperform similar funds that do not make tax efficiency a primary focus.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. For example, the fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

		Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TAX-EFFICIENT EQUITY FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	17.40%	Worst Quarter	9/30/11	-15.54%
		The fund’s return for the three months ended 3/31/19 was 18.22%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Tax-Efficient Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	442
10 years	rr_ExpenseExampleYear10	$ 994
2009	rr_AnnualReturn2009	41.73%
2010	rr_AnnualReturn2010	21.38%
2011	rr_AnnualReturn2011	(0.92%)
2012	rr_AnnualReturn2012	15.28%
2013	rr_AnnualReturn2013	35.47%
2014	rr_AnnualReturn2014	9.63%
2015	rr_AnnualReturn2015	6.32%
2016	rr_AnnualReturn2016	2.43%
2017	rr_AnnualReturn2017	29.13%
2018	rr_AnnualReturn2018	(0.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.54%)
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
5 Years	rr_AverageAnnualReturnYear05	8.94%
10 Years	rr_AverageAnnualReturnYear10	15.11%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
T. Rowe Price Tax-Efficient Equity Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.69%	[3]
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	225
5 years	rr_ExpenseExampleYear05	398
10 years	rr_ExpenseExampleYear10	$ 899
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2017
T. Rowe Price Tax-Efficient Equity Fund | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	8.46%
10 Years	rr_AverageAnnualReturnYear10	14.78%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
T. Rowe Price Tax-Efficient Equity Fund | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	12.79%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
T. Rowe Price Tax-Efficient Equity Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
5 Years	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10	15.15%
Since inception	rr_AverageAnnualReturnSinceInception	8.18%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2017
T. Rowe Price Tax-Efficient Equity Fund | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	14.10%
Since inception	rr_AverageAnnualReturnSinceInception	6.13%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2017

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	As a result of class-specific expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses proportionally across all classes.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through June 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may be terminated at any time after June 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[4]	Return since 7/6/17.